Condensed Consolidated Balance Sheets (Details) - USD ($) $ in Thousands	Dec. 31, 2016	Jan. 31, 2016	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Cash	$ 212,884		$ 16,732
Restricted cash	1,258	$ 42,100	44,357
Oil and natural gas revenues	34,154		16,616
Joint interest billings	19,347		16,999
Other	5,167		10,794
Derivative instruments	0		16,284
Lease and well equipment inventory	3,045		2,022
Prepaid expenses and other assets	3,327		3,203
Total current assets	279,182		127,007
Evaluated	2,408,305		2,122,174
Unproved and unevaluated	479,736		387,504
Other property and equipment	160,795		86,387
Less accumulated depletion, depreciation and amortization	(1,864,311)		(1,583,659)
Net property and equipment	1,184,525		1,012,406
Other assets	958		1,448
Total assets	1,464,665		1,140,861	$ 1,434,490
Accounts payable	4,674		10,966
Accrued liabilities	101,460		92,369
Royalties payable	23,988		16,493
Amounts due to affiliates	8,651		5,670
Derivative instruments	24,203		0
Advances from joint interest owners	1,700		700
Deferred gain on sale of property, current	0		4,830
Amounts due to joint ventures	4,251		2,793
Other current liabilities	578		161
Total current liabilities	169,505		136,830
Senior unsecured notes payable	573,924		391,254
Asset retirement obligations	19,725		15,166
Derivative instruments	751		0
Amounts due to joint ventures	1,771		3,956
Deferred gain on sale of property, non-current	0		102,506
Other long-term liabilities	7,544		2,190
Total long-term liabilities	603,715		515,072
Common stock — $0.01 par value, 120,000,000 shares authorized; 99,518,764 and 85,567,021 shares issued; and 99,511,931 and 85,564,435 shares outstanding, respectively	995		856
Additional paid-in capital	1,325,481		1,026,077
Accumulated deficit	(636,351)		(538,930)
Total shareholders' equity	690,125		488,003
Non-controlling interest in subsidiaries	1,320		956
Total shareholders’ equity	691,445		488,959	$ 866,541	$ 568,924
Total liabilities and shareholders’ equity	1,464,665		1,140,861
Adjustment [Member]
Cash	164,340
Restricted cash	9,407
Oil and natural gas revenues	0
Joint interest billings	0
Other	0
Lease and well equipment inventory	0
Prepaid expenses and other assets	0
Total current assets	173,747
Evaluated	0
Unproved and unevaluated	0
Other property and equipment	0
Less accumulated depletion, depreciation and amortization	0
Net property and equipment	0
Total assets	173,747
Accounts payable	0
Accrued liabilities	0
Royalties payable	0
Amounts due to affiliates	0
Derivative instruments	0
Advances from joint interest owners	0
Amounts due to joint ventures	0
Other current liabilities	0
Total current liabilities	0
Senior unsecured notes payable	0
Asset retirement obligations	0
Derivative instruments	0
Amounts due to joint ventures	0
Other long-term liabilities	0
Total long-term liabilities	0
Common stock — $0.01 par value, 120,000,000 shares authorized; 99,518,764 and 85,567,021 shares issued; and 99,511,931 and 85,564,435 shares outstanding, respectively	0
Additional paid-in capital	124,871
Accumulated deficit	0
Total shareholders' equity	124,871
Non-controlling interest in subsidiaries	48,876
Total shareholders’ equity	173,747
Total liabilities and shareholders’ equity	173,747
Adjustment [Member] | Consolidation, Eliminations [Member]
Intercompany receivable	(332,453)		(317,964)
Other	0		0
Net property and equipment	0		0
Other assets			0
Investments in subsidiaries	(947,037)		(604,816)
Total assets	(1,279,490)		(922,780)
Intercompany payable	(332,453)		(317,964)
Other current liabilities	0		0
Senior unsecured notes payable	0		0
Other long-term liabilities	0		0
Total shareholders' equity	(947,037)		(604,816)
Non-controlling interest in subsidiaries	0		0
Total liabilities and shareholders’ equity	(1,279,490)		(922,780)
Adjustment [Member] | Parent
Intercompany receivable	316,791		304,573
Other	101,102		289
Net property and equipment	33		0
Other assets	0		0
Investments in subsidiaries	856,762		584,461
Total assets	1,274,688		889,323
Intercompany payable	0		0
Other current liabilities	9,265		10,066
Senior unsecured notes payable	573,924		391,254
Other long-term liabilities	1,374		0
Total shareholders' equity	690,125		488,003
Non-controlling interest in subsidiaries	0		0
Total liabilities and shareholders’ equity	1,274,688		889,323
Adjustment [Member] | Non-Guarantor Subsidiaries
Intercompany receivable	3,571		1,463
Other	4,242		1,141
Net property and equipment	113,107		47,535
Other assets	0		0
Investments in subsidiaries	0		0
Total assets	120,920		50,139
Intercompany payable	12,091		11,928
Other current liabilities	16,632		16,557
Senior unsecured notes payable	0		0
Other long-term liabilities	602		343
Total shareholders' equity	90,275		20,355
Non-controlling interest in subsidiaries	1,320		956
Total liabilities and shareholders’ equity	120,920		50,139
Adjustment [Member] | Existing Guarantor Subsidiaries
Intercompany receivable	12,091		11,928
Other	173,838		125,577
Net property and equipment	1,071,385		964,871
Other assets	958		1,448
Investments in subsidiaries	90,275		20,355
Total assets	1,348,547		1,124,179
Intercompany payable	320,362		306,036
Other current liabilities	143,608		110,207
Senior unsecured notes payable	0		0
Other long-term liabilities	27,815		123,475
Total shareholders' equity	856,762		584,461
Non-controlling interest in subsidiaries	0		0
Total liabilities and shareholders’ equity	1,348,547		1,124,179
Adjustment [Member] | Consolidated Entity
Intercompany receivable	0		0
Other	279,182		127,007
Net property and equipment	1,184,525		1,012,406
Other assets	958		1,448
Investments in subsidiaries	0		0
Total assets	1,464,665		1,140,861
Intercompany payable	0		0
Other current liabilities	169,505		136,830
Senior unsecured notes payable	573,924		391,254
Other long-term liabilities	29,791		123,818
Total shareholders' equity	690,125		488,003
Non-controlling interest in subsidiaries	1,320		956
Total liabilities and shareholders’ equity	$ 1,464,665		$ 1,140,861